Allowance for Doubtful Accounts, Sales Returns and Discounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 775	$ 727	$ 15,359
Charges to earnings	620	310	554
Amounts utilized	0	(262)	(15,186)
Balance at end of year	$ 1,395	$ 775	$ 727